UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01048

Mairs and Power Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant’s telephone number, including area code:		651-222-8478

Date of fiscal year end:	December 31, 2011

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments.

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SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2011

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 35.1%
	FEDERAL AGENCY OBLIGATIONS 5.2%
$500,000	Federal Home Loan Bank	4.400%	02/16/21	$502,309
500,000	Federal Home Loan Mortgage Corp.	4.500%	03/03/21	501,852
500,000	Federal Home Loan Mortgage Corp.	6.050%	08/22/22	510,060
357,143	Federal Home Loan Bank	4.500%	06/21/24	353,803
500,000	Federal National Mortgage Association	5.000%	12/30/24	500,900
500,000	Federal National Mortgage Association	4.000%	11/24/25	469,139
500,000	Federal Farm Credit Bank	4.200%	12/01/25	475,271
500,000	Federal Home Loan Mortgage Corp.	4.000%	12/03/25	472,066
365,000	Federal Farm Credit Bank	4.230%	12/08/25	347,758
500,000	Federal National Mortgage Association	4.150%	12/08/25	474,779
500,000	Federal National Mortgage Association	4.050%	12/17/25	475,113
500,000	Federal Home Loan Mortgage Corp.	4.500%	12/30/25	491,007
500,000	Federal National Mortgage Association	4.350%	12/30/25	483,343
500,000	Federal Home Loan Bank	4.740%	01/07/26	497,153
500,000	Federal Home Loan Bank	4.700%	01/26/26	497,926
500,000	Federal National Mortgage Association	4.750%	02/24/26	498,535
500,000	Federal National Mortgage Association	4.800%	02/25/26	495,987
500,000	Federal Home Loan Mortgage Corp.	4.750%	03/16/26	498,881
500,000	Federal National Mortgage Association	4.650%	04/20/26	497,542
500,000	Federal Farm Credit Bank	4.700%	01/04/27	497,843
				9,541,267
	CORPORATE BONDS 28.2%
	CONSUMER CYCLICAL 0.8%
500,000	Best Buy Co., Inc.	6.750%	07/15/13	546,664
500,000	Deluxe Corp.	7.375%	06/01/15	518,125
500,000	Gannett Co., Inc. (a)	6.375%	09/01/15	520,000
				1,584,789
	FINANCIAL 19.0%
250,000	Household Finance Corp.	6.375%	10/15/11	257,636
500,000	Nationwide Financial Services	6.250%	11/15/11	516,078
500,000	American Express Travel (a)	5.250%	11/21/11	513,963
200,000	Ford Motor Credit Co.	7.000%	11/26/11	200,216
500,000	Lincoln National Corp.	6.200%	12/15/11	518,472
250,000	General Motors Acceptance Corp.	7.000%	02/01/12	257,904
500,000	SunTrust Bank	5.250%	11/05/12	526,358
500,000	Harley Davidson Funding Corp. (a)	5.250%	12/15/12	521,763
453,000	City National Corp.	5.125%	02/15/13	475,671
250,000	Goldman Sachs Group (a)	8.000%	03/01/13	277,876
500,000	Metropolitan Life Global Funds I (a)	5.125%	04/10/13	533,578
40,596	CIT Group Inc.	7.000%	05/01/13	41,358
500,000	Fifth Third Bancorp	6.250%	05/01/13	542,357
500,000	Genworth Life Financial Inc. (a)	5.875%	05/03/13	529,002
500,000	Protective Life Corp.	4.300%	06/01/13	517,554
250,000	Allstate Corp.	7.500%	06/15/13	279,030
500,000	Harleysville Group	5.750%	07/15/13	518,780
500,000	SLM Corporation	5.000%	10/01/13	517,545
485,000	Jefferson-Pilot Corp.	4.750%	01/30/14	509,828
415,000	Liberty Mutual Group Inc. (a)	5.750%	03/15/14	435,651
79,877	CIT Group Inc.	7.000%	05/01/14	81,375
500,000	GATX Corp.	8.750%	05/15/14	577,239
500,000	Genworth Life Financial Inc.	5.750%	06/15/14	515,124
500,000	Citigroup Inc.	5.000%	09/15/14	522,101
500,000	Regions Financial Corp. Sr. Notes	7.750%	11/10/14	540,000
500,000	SLM Corporation	5.050%	11/14/14	504,714
500,000	General Motors Acceptance Corp.	6.750%	12/01/14	525,105
500,000	American General Finance Corp.	6.000%	12/15/14	455,386
500,000	Principal Life Global (a)	5.050%	03/15/15	525,750
79,877	CIT Group Inc.	7.000%	05/01/15	80,576
500,000	M&I Marshall & Ilsley Bank	4.850%	06/16/15	520,589
500,000	TCF National Bank	5.500%	02/01/16	480,450

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIAL (continued)
$500,000	Key Bank National Association	5.450%	03/03/16	$534,876
500,000	Symetra Financial Corp. (a)	6.125%	04/01/16	519,609
133,128	CIT Group Inc.	7.000%	05/01/16	133,294
250,000	Security Benefit Life Insurance (a)	8.750%	05/15/16	257,810
500,000	Merrill Lynch & Co., Inc.	6.050%	05/16/16	528,445
500,000	Torchmark Corp.	6.375%	06/15/16	533,323
500,000	Western Union Co.	5.930%	10/01/16	555,260
500,000	National City Bank	5.250%	12/15/16	533,679
500,000	M&I Marshall & Ilsley Bank	5.000%	01/17/17	517,026
500,000	Citigroup Inc.	5.500%	02/15/17	519,414
500,000	White Mountain Group, Ltd. (a) (b)	6.375%	03/20/17	511,669
186,380	CIT Group Inc.	7.000%	05/01/17	186,613
250,000	Merrill Lynch & Co., Inc.	5.700%	05/02/17	259,446
500,000	Comerica Bank	5.200%	08/22/17	530,043
500,000	Bank of America Corp.	6.000%	09/01/17	535,899
500,000	American Express Bank	6.000%	09/13/17	554,015
250,000	General Motors Acceptance Corp.	7.250%	09/15/17	242,982
500,000	Bear Stearns Co., Inc.	6.400%	10/02/17	561,691
500,000	Prudential Financial Inc.	6.000%	12/01/17	550,150
500,000	Springleaf Finance Corp.	6.900%	12/15/17	456,875
500,000	Morgan Stanley	5.950%	12/28/17	537,069
500,000	Goldman Sachs Group	5.950%	01/18/18	536,902
500,000	Wachovia Corp.	5.750%	02/01/18	550,823
500,000	United Health Group, Inc.	6.000%	02/15/18	556,120
250,000	Lincoln National Corp.	7.000%	03/15/18	284,488
500,000	SunTrust Bank	7.250%	03/15/18	568,315
500,000	Morgan Stanley	6.625%	04/01/18	549,558
500,000	General Electric Capital Corp.	6.350%	05/12/18	501,842
500,000	Provident Cos.	7.000%	07/15/18	553,136
500,000	MetLife Inc.	6.817%	08/15/18	578,131
500,000	Associated Banc-Corp	9.250%	10/15/18	507,607
500,000	The Hartford Financial Services Group Inc.	6.000%	01/15/19	525,569
500,000	BB&T Corp.	6.850%	04/30/19	579,980
250,000	Berkley (WR) Corp.	6.150%	08/15/19	262,977
500,000	Protective Life Corp.	7.375%	10/15/19	556,334
450,000	Compass Bank	5.500%	04/01/20	442,170
537,000	Manufacturers & Traders Trust Co. (c)	5.585%	12/28/20	520,571
500,000	Prudential Financial Inc.	6.000%	02/15/23	497,280
500,000	CNA Financial Corp.	7.250%	11/15/23	546,046
500,000	Pacific Life Insurance Co. (a)	7.900%	12/30/23	552,871
250,000	Liberty Mutual Insurance Co. (a)	8.500%	05/15/25	285,193
514,000	Bank of America Corp. (c)	5.375%	06/30/25	503,450
250,000	Provident Cos.	7.250%	03/15/28	260,227
500,000	Farmers Exchange Capital (a)	7.050%	07/15/28	501,327
500,000	Bank of America Corp. (c)	5.500%	03/29/30	479,231
				35,078,365
	INDUSTRIAL 6.2%
200,000	Ford Motor Co.	9.500%	09/15/11	205,990
500,000	Weyerhaeuser Co.	6.750%	03/15/12	525,589
500,000	Valspar Corp.	5.625%	05/01/12	519,180
500,000	Albertsons (SUPERVALU Inc.)	6.820%	07/30/12	505,625
380,000	ALCOA, Inc.	5.375%	01/15/13	405,243
500,000	Cargill, Inc. (a)	5.200%	01/22/13	534,054
500,000	Transocean Inc. (b)	5.250%	03/15/13	530,784
250,000	General Motors Corp. (d)	7.125%	07/15/13	70,000
250,000	Willamette Industries	7.125%	07/22/13	264,539
500,000	Ingersoll-Rand Co., Ltd. (b)	6.000%	08/15/13	550,634
250,000	Maytag Corp.	5.000%	05/15/15	256,140

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	INDUSTRIAL (continued)
$340,000	Johnson Controls	5.500%	01/15/16	$376,280
500,000	International Paper Co.	5.250%	04/01/16	533,089
500,000	SUPERVALU Inc.	8.000%	05/01/16	500,000
500,000	Anadarko Petroleum Corp.	5.950%	09/15/16	543,692
500,000	Valspar Corp.	6.050%	05/01/17	537,052
500,000	Broadridge Financial Solutions, Inc.	6.125%	06/01/17	504,754
525,000	Cargill, Inc. (a)	6.000%	11/27/17	588,248
250,000	ServiceMaster Co.	7.100%	03/01/18	235,000
250,000	ConocoPhillips	6.650%	07/15/18	293,105
350,000	PPG Industries	7.400%	08/15/19	410,293
500,000	MASCO Corp.	7.125%	03/15/20	517,436
500,000	Wyeth	6.450%	02/01/24	582,986
865,000	Union Carbide Corp.	7.500%	06/01/25	923,115
500,000	Toro Co.	7.800%	06/15/27	551,680
				11,464,508
	UTILITIES 1.9%
250,000	Verizon Global Funding Corp.	6.875%	06/15/12	267,220
500,000	CenterPoint Energy, Inc.	5.950%	01/15/14	546,541
500,000	Commonwealth Edison Co.	6.150%	09/15/17	559,592
250,000	Vectren Utility Holdings, Inc.	5.750%	08/01/18	263,646
250,000	South Jersey Gas Co.	7.125%	10/22/18	271,461
250,000	United Utilities PLC (b)	5.375%	02/01/19	255,924
250,000	Verizon Communications, Inc.	6.350%	04/01/19	284,269
500,000	CenturyLink, Inc.	6.150%	09/15/19	525,004
500,000	Entergy Gulf States, Inc.	6.180%	03/01/35	488,294
				3,461,951

	TOTAL CORPORATE BONDS			51,589,613

	ASSET BACKED SECURITIES 2.0%
500,000	Delta Air Lines, Inc.	7.111%	03/18/13	515,000
250,000	American Airlines Inc.	7.858%	04/01/13	258,425
130,942	General American Transportation	7.500%	02/28/15	143,093
469,685	Continental Airlines 2009-1 Class A Pass Through Trust	9.000%	07/08/16	533,093
500,000	Continental Airlines 2010-1 Class B Pass Through Trust	6.000%	01/12/19	490,000
521,942	America West Airlines, Inc.	8.057%	01/02/22	545,429
226,686	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	04/19/22	232,353
500,000	American Airlines Pass Through Trust	5.250%	07/31/22	485,000
432,660	Southwest Airlines	6.150%	02/01/24	469,436
				3,671,829

	TOTAL FIXED INCOME SECURITIES (cost $60,859,170)			$64,802,709

Shares	Security Description	Fair Value
	COMMON STOCKS 61.4%
	BASIC INDUSTRIES 5.9%
72,000	Bemis Co., Inc.	$2,362,320
14,000	Ecolab, Inc.	714,280
150,000	H.B. Fuller Co.	3,222,000
115,000	Valspar Corp.	4,496,500
		10,795,100
	CAPITAL GOODS 5.9%
79,000	Graco, Inc.	3,593,710
78,000	MTS Systems Corp.	3,552,900
100,000	Pentair, Inc.	3,779,000
		10,925,610
	CONSUMER CYCLICAL 3.0%
2,000	Briggs & Stratton Corp.	45,300
15,000	Genuine Parts Co.	804,600
74,000	Home Depot, Inc.	2,742,440
30,000	Sturm, Ruger & Co., Inc.	689,100
20,000	Toro Co.	1,324,400
		5,605,840
	CONSUMER STAPLE 4.6%
69,000	General Mills, Inc.	2,521,950
118,000	Hormel Foods Corp.	3,285,120
26,000	Kimberly-Clark Corp.	1,697,020
25,000	SUPERVALU Inc.	223,250
15,000	The Hershey Co.	815,250
		8,542,590
	DIVERSIFIED 4.7%
61,000	3M Co.	5,703,500
143,000	General Electric Co.	2,867,150
		8,570,650
	ENERGY 8.0%
33,000	BP p.l.c. ADR (b) (e)	1,456,620
50,000	ConocoPhillips	3,993,000
35,000	Exxon Mobil Corp.	2,944,550
25,000	Murphy Oil Corp.	1,835,500
49,000	Schlumberger, Ltd.	4,569,740
		14,799,410
	FINANCIAL 10.7%
26,000	American Express Co.	1,175,200
60,000	Associated Banc-Corp.	891,000
56,000	Bank of America Corp.	746,480
67,000	JPMorgan Chase & Co.	3,088,700
20,000	Lincoln National Corp.	600,800
100,000	Principal Financial Group	3,211,000
80,000	TCF Financial Corp.	1,268,800
33,000	The Travelers Cos., Inc.	1,962,840
92,000	U.S. Bancorp	2,431,560
134,000	Wells Fargo & Co.	4,247,800
		19,624,180
	HEALTH CARE 8.4%
16,000	Abbott Laboratories	784,800
80,000	Baxter International Inc.	4,301,600
50,000	Bristol-Myers Squibb Co.	1,321,500
58,000	Eli Lilly & Co.	2,039,860
36,000	Johnson & Johnson	2,133,000
50,000	Medtronic, Inc.	1,967,500
142,000	Pfizer Inc.	2,884,020
		15,432,280
	INDUSTRIAL 0.5%
20,000	Ingersoll-Rand Co., Ltd. (b)	966,200

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	TECHNOLOGY 7.1%
71,000	Corning Inc.	$1,464,730
88,000	Emerson Electric Co.	5,141,840
75,000	Honeywell International Inc.	4,478,250
12,000	International Business Machines Corp.	1,956,840
		13,041,660
	TRANSPORTATION 2.1%
52,000	United Parcel Service, Inc., Class B	3,864,640

	UTILITIES 0.5%
40,000	Xcel Energy Inc.	955,600

	TOTAL COMMON STOCKS (cost $71,120,011)	$113,123,760

	SHORT-TERM INVESTMENTS 3.3%
6,142,727	First American Prime Obligations Fund, Class Z, 0.07% (f) (cost $6,142,727)	$6,142,727

	TOTAL INVESTMENTS 99.8% (cost $138,121,908)	$184,069,196

	OTHER ASSETS AND LIABILITIES (NET) 0.2%	300,185

	TOTAL NET ASSETS 100.0%	$184,369,381

(a)          Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under guidelines established by the Fund’s Board of Directors.  As of March 31, 2011, these securities represented $7,608,364 or 4.1% of total net assets.

(b)         Foreign security denominated in U.S. dollars. As of March 31, 2011, these securities represented $4,271,831 or 2.3% of total net assets.

(c)          Step Bond - Security for which the coupon rate of interest will adjust on specified future date(s).  The rate disclosed represents the coupon rate in effect as of March 31, 2011.

(d)         Non-income producing - Issuer is in default.

(e)          American Depository Receipt.

(f)            The rate quoted is the annualized seven-day effective yield as of March 31, 2011.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2011

Security Valuations

Security valuations for the Mairs and Power Balanced Fund, Inc. (the Fund) investments are furnished by independent pricing services that have been approved by the Fund’s Board of Directors (the Board). Investments in equity securities are valued at the NASDAQ Official Closing Price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates fair value.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Valuation Committee appointed by the Board, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold. As of March 31, 2011, no securities in the Fund were valued using this method.

In preparing this financial statement, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statement was issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Fair Valuation Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 – Quoted prices in active markets for identical securities.

•                  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•                  Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. There were no transfers between levels during the year. The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Security Classification (a)	Level 1	Level 2	Level 3
Common Stocks	$113,123,760	$—	$—
Short-term Investments	6,142,727	—	—
Fixed Income Securities	—	64,802,709	—
Total	$119,266,487	$64,802,709	$—

(a) For detail of common stocks and fixed income securities by major industry classification, please refer to the Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2011

Security Transactions

Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes

At December 31, 2010, the cost of investments for federal income tax purposes was $130,560,856.  Net unrealized appreciation aggregated $38,536,143, of which $44,912,930 represented appreciated securities and $6,376,787 represented depreciated securities.

Item 2. Controls and Procedures.

(a)                The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b)               There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Balanced Fund, Inc.

By (Signature and Title)	/s/ William B. Frels
William B. Frels, President

Date	May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William B. Frels
William B. Frels, President
(Principal Executive Officer)

Date	May 20, 2011

By (Signature and Title)*	/s/ Andrea Stimmel
Andrea Stimmel, Treasurer
(Principal Financial Officer)

Date	May 20, 2011

* Print the name and title of each signing officer under his or her signature.

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